Income Taxes (Details) - Schedule of reconciliation of income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of income tax rate [Abstract]
Statutory tax rate	23.00%	23.00%	23.00%
Reduced tax rate under Israeli benefit programs	(4.30%)	6.20%	(1.40%)
Release of Exempt Profits (see below)	(16.00%)
Goodwill impairment			(17.50%)
Stock-based compensation expense	(16.10%)	(3.50%)	(0.50%)
Non-deductible expenses	(0.80%)	(0.10%)
Earnings taxed under foreign law	24.70%	10.80%	(4.10%)
Valuation Allowance	(18.60%)	(42.70%)	3.10%
Changes in uncertain tax positions	(22.10%)	17.90%	1.00%
Withholding tax		(6.10%)	0.10%
Other	(0.50%)	0.30%	(0.10%)
Effective income tax rate	(30.70%)	5.80%	3.60%